JPMorgan Trust I

245 Park Avenue

New York, NY 10167

December 3, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

JPMorgan Trust I (the “Trust”) on behalf of

the funds listed on Appendix A hereto

(collectively, the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds referred to as J.P. Morgan Income Funds and J.P. Morgan International Equity Funds on Appendix A hereto and the Statement of Additional Information for the Funds referred to as J.P. Morgan U.S. Equity Funds do not materially differ from those contained in Post-Effective Amendment No. 130 (Amendment No. 131 under the 1940 Act) filed electronically on November 29, 2010.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

Appendix A

J.P. Morgan Income Funds:

JPMorgan Inflation Managed Bond Fund

J.P. Morgan International Funds:

JPMorgan International Equity Fund

JPMorgan International Value Fund

JPMorgan International Opportunities Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Intrepid Value Fund

JPMorgan U. S. Equity Fund